UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05634
Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: July 31, 2010
Date of reporting period: January 31, 2010
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Strategist Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2010

Total Return for the 6 Months Ended January 31, 2010

					Barclays	Lipper
				S&P	Capital U.S.	Flexible
				500®	Government/	Portfolio
Class A	Class B	Class C	Class I	Index[1]	Credit Index[2]	Funds Index[3]
4.78%	4.41%	4.42%	4.97%	9.87%	3.64%	8.12%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For global markets, March 2009 marked the critical inflection point from risk aversion to “bargain hunting”. As is often the case, no single event or policy announcement marked this shift, but the combination of a massive decline in global equity prices, an historic run-up in “safe” government debt valuations, stabilizing credit conditions and stimulus injections all conspired to shift investor sentiment. Meanwhile, unprecedented central bank actions around the world, weakening business conditions in the U.S. and Europe, rapidly accelerating unemployment rates, and unknown “event risks” meant that investors simply had to join the party and hope that recovery would materialize and translate into higher stock and bond prices.

Over the last six months, asset class valuations changed dramatically and total return forecasts became dependent upon one’s expectations for global macroeconomic conditions. U.S. government debt, relative to other forms of credit, truly appeared overvalued if the anticipated recovery matched post-World War II experiences, while corporate bonds, mortgage-backed securities and government agency debt, which had all sold off to extreme levels, looked cheap. Equity valuations generally remained above historic trough levels, even at their weakest point of the cycle.

In our estimation, the risks to the robust recovery scenario continue to be significant, as the global consumption juggernaut of the past expansion cycle has turned decisively negative. We favor maintaining a neutral exposure to global equity markets but will monitor risk levels and retain a defensive reserve for more aggressive deployment at a later date. We continue to believe that equity and fixed income markets will remain volatile and that opportunities for additional commitments to long-dated financial assets will emerge.

Performance Analysis

All share classes of Morgan Stanley Strategist Fund underperformed the S&P 500® Index (the “Index”) and the Lipper Flexible Portfolio Funds Index and outperformed the Barclays Capital U.S. Government/Credit Index for the six months ended January 31, 2010, assuming no deduction of applicable sales charges.

Within our investment framework, three factors influence our core portfolio position: the rate of inflation in local economies around the world, the direction and magnitude of corporate profits and changes in interest rate regimes. On the inflation front, commodity prices collapsed as global demand fell and inventory levels rose in early 2009, only to stabilize later in the year. Labor costs grew more slowly in the U.S., but accelerated in most emerging markets. Corporate profits recovered, as companies responded very aggressively to the challenges brought on by the recession and credit dislocations. Interest rates continue to remain at extremely low levels and those corporations and individuals that can qualify are able to finance at attractive levels.

Throughout the period under review, the portfolio’s target allocation remained unchanged. Approximately 60 percent of assets were allocated to global equities (a slightly higher weight than the neutral benchmark weight*), 20 percent to long-term fixed income (a significantly lower allocation than the neutral benchmark weight), and 20 percent to short-term credits and cash equivalent investments (a significantly higher allocation than the neutral benchmark weight).

We retained our Fund’s defensive asset allocation stance throughout the period under review. Our equity portfolio, which ranged from approximately 57 percent to 62 percent of the Fund’s total assets, was diversified throughout the 10 broad sectors which make up the S&P 500® Index. On balance, during the period under review, our largest sector exposures included information technology, industrials, health care, and financial services.

The fixed income portion of the Fund, which ranged from approximately 18 percent to 22 percent of the Fund’s total assets, maintained diversified holdings throughout the period under review. At period end, the fixed income portfolio held approximately 40 percent of its assets in corporate instruments, 38 percent in long-maturity U.S. government securities, 16 percent in agency paper, and 1 percent in mortgage-backed securities. The balance of the portfolio was held in short-term cash equivalents, most of which were money market securities.

In summary, as of January 31, 2010, the Fund’s strategic asset allocation target stood at 60 percent equity, 20 percent fixed income, and 20 percent cash and short-term investments, unchanged from July 31, 2009.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* Source: Morgan Stanley Investment Management. The “neutral weight” reflects the average allocation held by U.S. pension funds.

TOP 10 HOLDINGS as of 01/31/10
U.S. Treasury Securities	8.1%
Oracle Corp.	1.6
Waste Management, Inc.	1.3
Microsoft Corp.	1.3
International Business Machines Corp.	1.3
Hess Corp.	1.2
Biogen Idec Inc.	1.2
Corning Inc.	1.2
Sybase, Inc.	1.2
Dupont (EI) De Nemours	1.2

PORTFOLIO COMPOSITION as of 01/31/10
Common Stocks	58.8%
Short-Term Paper	20.2
U.S. Government Agencies & Obligations	11.8
Corporate Notes/Bonds	8.3
Other Securities	0.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., actively allocates the Fund’s assets among the major asset categories of equity securities, fixed-income securities and money market instruments. The Investment Adviser allocates the Fund’s assets based on, among other things, its assessment of the effects of economic and market trends on different sectors of the market. There is no limit as to the percentage of assets that may be allocated to any one asset class.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 10/31/88)		(since 07/28/97)		(since 07/28/97)
Symbol	SRTAX		SRTBX		SRTCX		SRTDX
1 Year	21.36%[4]		20.44%[4]		20.41%[4]		21.70%[4]
	14.99	[5]	15.44	[5]	19.41	[5]	—

5 Years	3.85	[4]	3.08	[4]	3.10	[4]	4.11	[4]
	2.74	[5]	2.73	[5]	3.10	[5]	—

10 Years	2.51	[4]	1.89	[4]	1.74	[4]	2.75	[4]
	1.96	[5]	1.89	[5]	1.74	[5]	—

Since Inception	4.96	[4]	8.31	[4]	4.17	[4]	5.21	[4]
	4.51	[5]	8.31	[5]	4.17	[5]	—
Gross Expense Ratio	0.97%		1.72%		1.72%		0.72%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current Prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Flexible Portfolio Funds classification as of the date of this report.

(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/09 – 01/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			08/01/09 –
	08/01/09	01/31/10	01/31/10
Class A
Actual (4.78% return)	$1,000.00	$1,047.80	$4.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.62	$4.63
Class B
Actual (4.41% return)	$1,000.00	$1,044.10	$8.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.84	$8.44
Class C
Actual (4.42% return)	$1,000.00	$1,044.20	$8.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.84	$8.44
Class I
Actual (4.97% return)	$1,000.00	$1,049.70	$3.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.88	$3.36

@	Expenses are equal to the Fund’s annualized expense ratios of 0.91%, 1.66%, 1.66% and 0.66% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.94%, 1.69%, 1.69% and 0.69% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (59.2%)
	Aerospace & Defense (2.5%)
61,070	Boeing Co. (The)	$3,700,842
84,600	Northrop Grumman Corp.	4,788,360
130,270	Raytheon Co.	6,830,056

		15,319,258

	Airlines (1.1%)
370,850	Continental Airlines, Inc. (Class B) (a)	6,819,931

	Automobiles (0.7%)
128,695	Honda Motor Co. Ltd. (ADR) (Japan)	4,364,047

	Biotechnology (4.4%)
100,000	Alexion Pharmaceuticals, Inc. (a)	4,637,000
72,845	Amgen, Inc. (a)	4,259,975
135,500	Biogen Idec, Inc. (a)	7,281,770
47,270	Celgene Corp. (a)	2,683,991
90,010	Gilead Sciences, Inc. (a)	4,344,783
97,825	Vertex Pharmaceuticals, Inc. (a)	3,756,480

		26,963,999

	Capital Markets (2.1%)
144,415	Charles Schwab Corp. (The)	2,641,350
22,375	Goldman Sachs Group, Inc. (The)	3,327,610
180,100	Lazard Ltd. (Class A) (Bermuda)	6,941,054

		12,910,014

	Chemicals (1.2%)
214,190	EI Du Pont de Nemours & Co.	6,984,736

	Commercial Services & Supplies (1.3%)
245,500	Waste Management, Inc.	7,868,275

	Communications Equipment (0.8%)
221,770	Cisco Systems, Inc. (a)	4,983,172

	Computers & Peripherals (3.1%)
27,835	Apple, Inc. (a)	5,347,660
334,050	EMC Corp. (a)	5,568,614
62,480	International Business Machines Corp.	7,646,927

		18,563,201

	Construction & Engineering (0.8%)
251,320	Chicago Bridge & Iron Co. N.V. (NY Registered Shares) (Netherlands) (a)	5,099,283

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Diversified Financial Services (2.2%)
219,735	Bank of America Corp.	$3,335,577
1,619,710	Citigroup, Inc. (See Note 6)	5,377,437
110,535	JPMorgan Chase & Co.	4,304,233

		13,017,247

	Diversified Telecommunication Services (1.9%)
153,750	AT&T, Inc.	3,899,100
165,690	Verizon Communications, Inc.	4,874,600
271,590	Windstream Corp.	2,800,093

		11,573,793

	Electric Utilities (1.0%)
177,680	American Electric Power Co., Inc.	6,156,612

	Electrical Equipment (0.9%)
130,030	Emerson Electric Co.	5,401,446

	Electronic Equipment, Instruments & Components (1.2%)
395,000	Corning, Inc.	7,141,600

	Energy Equipment & Services (1.9%)
40,155	Diamond Offshore Drilling, Inc.	3,675,387
151,785	Halliburton Co.	4,433,640
234,010	Weatherford International Ltd. (Switzerland) (a)	3,669,277

		11,778,304

	Food & Staples Retailing (0.6%)
59,110	Costco Wholesale Corp.	3,394,687

	Food Products (1.3%)
101,350	Kellogg Co.	5,515,467
89,930	Kraft Foods, Inc. (Class A)	2,487,464

		8,002,931

	Health Care Equipment & Supplies (1.1%)
71,330	Covidien PLC (Ireland)	3,606,445
35,590	CR Bard, Inc.	2,950,055

		6,556,500

	Hotels, Restaurants & Leisure (1.2%)
90,000	Carnival Corp. (Panama) (a) (b)	2,999,700
64,680	McDonald’s Corp.	4,037,972

		7,037,672

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Household Durables (0.9%)
113,925	Gafisa SA (ADR) (Brazil)	$2,927,873
69,235	Sony Corp. (ADR) (Japan)	2,300,679

		5,228,552

	Household Products (0.4%)
28,175	Colgate-Palmolive Co.	2,254,845

	Industrial Conglomerates (0.7%)
253,500	General Electric Co.	4,076,280

	Information Technology Services (0.6%)
43,330	Visa, Inc. (Class A)	3,554,360

	Insurance (1.5%)
75,265	Chubb Corp.	3,763,250
333,500	XL Capital Ltd. (Class A) (Cayman Islands)	5,592,795

		9,356,045

	Internet Software & Services (1.0%)
67,500	eBay, Inc. (a)	1,553,850
8,608	Google, Inc. (Class A) (a)	4,557,247

		6,111,097

	Life Sciences Tools & Services (0.6%)
80,890	Thermo Fisher Scientific, Inc. (a)	3,733,074

	Machinery (2.0%)
136,410	PACCAR, Inc.	4,914,852
77,060	Parker Hannifin Corp.	4,308,425
189,120	Trinity Industries, Inc.	2,957,837

		12,181,114

	Metals & Mining (1.2%)
144,040	AK Steel Holding Corp.	2,929,774
82,400	Kinross Gold Corp. (Canada)	1,339,824
73,605	United States Steel Corp.	3,270,270

		7,539,868

	Multiline Retail (0.5%)
61,715	Kohl’s Corp. (a)	3,108,585

	Oil, Gas & Consumable Fuels (1.8%)
53,880	Exxon Mobil Corp.	3,471,488
127,405	Hess Corp.	7,362,735

		10,834,223

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Pharmaceuticals (2.8%)
83,100	Johnson & Johnson	$5,223,666
169,620	Merck & Co., Inc.	6,476,091
292,880	Pfizer, Inc.	5,465,141

		17,164,898

	Real Estate Investment Trusts (REITs) (0.7%)
120,400	Plum Creek Timber Co., Inc.	4,354,868

	Real Estate Management & Development (1.5%)
435,290	CB Richard Ellis Group, Inc. (Class A) (a)	5,354,067
220,020	E-House China Holdings Ltd. (ADR) (Cayman Islands) (a)	3,529,121

		8,883,188

	Semiconductors & Semiconductor Equipment (2.8%)
235,520	Applied Materials, Inc.	2,868,634
295,960	Intel Corp.	5,741,624
94,145	Kla-Tencor Corp.	2,654,889
558,414	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	5,673,486

		16,938,633

	Software (5.0%)
565,760	Activision Blizzard, Inc. (a)	5,748,122
278,550	Microsoft Corp.	7,849,539
416,790	Oracle Corp.	9,611,177
173,140	Sybase, Inc. (a)	7,041,604

		30,250,442

	Specialty Retail (1.5%)
161,090	Staples, Inc.	3,779,171
81,880	TJX Cos., Inc.	3,112,259
1,000,000	Zale Corp. (a)	2,180,000

		9,071,430

	Tobacco (1.4%)
167,380	Altria Group, Inc.	3,324,167
111,480	Philip Morris International, Inc.	5,073,455

		8,397,622

	Water Utilities (1.0%)
278,130	American Water Works Co., Inc.	6,063,234

	Total Common Stocks (Cost $267,321,336)	359,039,066

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (8.3%)
	Advertising Services (0.0%)
$100	WPP Finance (United Kingdom)	8.00%	09/15/14	$114,737

	Aerospace/Defense (0.1%)
263	Systems 2001 Asset Trust (144A) (Cayman Islands) (c)	6.664	09/15/13	282,330

	Agricultural Chemicals (0.1%)
200	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	202,200
75	Potash Corp. of Saskatchewan, Inc. (Canada)	6.50	05/15/19	83,953

				286,153

	Agricultural Operations (0.0%)
115	Bunge Ltd. Finance Corp.	8.50	06/15/19	135,213

	Airlines (0.1%)
436	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	394,545

	Auto-Cars/Light Trucks (0.0%)
190	Daimler Finance North America LLC	7.30	01/15/12	209,125
45	Daimler Finance North America LLC	8.50	01/18/31	56,093

				265,218

	Beverages-Wine/Spirits (0.0%)
75	Constellation Brands, Inc.	7.25	09/01/16	75,750

	Biotechnology (0.0%)
185	Biogen Idec, Inc.	6.875	03/01/18	202,220

	Brewery (0.1%)
45	Anheuser-Busch InBev Worldwide, Inc. (144A) (c)	5.375	11/15/14	48,715
185	Anheuser-Busch InBev Worldwide, Inc. (144A) (c)	7.20	01/15/14	211,745
300	FBG Finance Ltd. (144A) (Australia) (c)	5.125	06/15/15	318,626

				579,086

	Building Product-Cement/Aggregation (0.1%)
240	CRH America, Inc.	6.00	09/30/16	255,719
105	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (c)	6.00	12/30/19	110,736

				366,455

	Building Societies (0.1%)
350	Nationwide Building Society (144A) (United Kingdom) (c)	4.25	02/01/10	350,000

	Cable/Satellite TV (0.2%)
50	Comcast Corp.	6.45	03/15/37	51,808
125	Comcast Corp.	6.50	01/15/15	142,009
315	COX Communications, Inc. (144A) (c)	8.375	03/01/39	399,867
145	CSC Holdings LLC	7.625	07/15/18	150,800
95	DIRECTV Holdings LLC/Financing Co., Inc. (144A) (c)	5.875	10/01/19	99,564

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$90	DIRECTV Holdings LLC/Financing Co., Inc.	7.625%	05/15/16	$98,675
60	Time Warner Cable, Inc.	6.75	07/01/18	66,942

				1,009,665

	Capital Markets (0.2%)
775	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	825,950
255	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	252,918

				1,078,868

	Casino Gaming (0.0%)
180	MGM Mirage	13.00	11/15/13	209,250

	Commercial Banks (0.3%)
145	BB&T Corp. (MTN)	6.85	04/30/19	167,023
190	PNC Funding Corp.	6.70	06/10/19	217,261
1,215	Wells Fargo & Co.	5.625	12/11/17	1,279,224

				1,663,508

	Commercial Banks-Eastern U.S. (0.1%)
170	Credit Suisse (Switzerland)	5.30	08/13/19	175,092
90	Credit Suisse (Switzerland)	6.00	02/15/18	95,172

				270,264

	Commercial Banks-Non-U.S. (0.4%)
440	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	492,151
355	Commonwealth Bank of Australia (144A) (Australia) (c)	5.00	10/15/19	359,495
110	Credit Suisse AG (Switzerland)	5.40	01/14/20	110,063
385	HBOS PLC (144A) (United Kingdom) (c)	6.75	05/21/18	376,980
260	Nordea Bank AB (144A) (Sweden) (c)	4.875	01/27/20	256,547
500	Rabobank Nederland (144A) (c)	4.75	01/15/20	505,365
180	Royal Bank of Scotland PLC (The) (144A) (United Kingdom) (c)	4.875	08/25/14	184,893
245	Westpac Banking Corp. (Australia)	4.20	02/27/15	253,781

				2,539,275

	Commercial Banks-Southern U.S. (0.0%)
200	Regions Financial Corp.	7.75	11/10/14	206,865

	Commercial Services & Supplies (0.0%)
250	Waste Management, Inc.	6.125	11/30/39	254,104

	Containers-Paper/Plastic (0.0%)
95	Sealed Air Corp. (144A) (c)	7.875	06/15/17	100,419

	Diversified Financial Services (0.9%)
350	Bank of America Corp. (Series L)	5.65	05/01/18	353,867
615	Bank of America Corp.	5.75	12/01/17	628,196
315	Citigroup, Inc. (See Note 6)	5.875	05/29/37	281,685
30	Citigroup, Inc. (See Note 6)	6.125	11/21/17	30,387

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$245	Citigroup, Inc. (See Note 6)	6.125%	05/15/18	$246,471
860	Citigroup, Inc. (See Note 6)	8.50	05/22/19	1,004,368
180	General Electric Capital Corp.	5.50	01/08/20	178,599
465	General Electric Capital Corp.	5.625	05/01/18	476,257
935	General Electric Capital Corp. (Series G)	6.00	08/07/19	969,553
675	JPMorgan Chase & Co.	6.00	01/15/18	730,447
250	UBS AG (MTN) (Switzerland)	3.875	01/15/15	249,889
195	UBS AG/Stamford Branch (Switzerland)	5.875	12/20/17	206,010

				5,355,729

	Diversified Manufactured Operation (0.2%)
285	Cooper US, Inc.	5.25	11/15/12	308,378
575	Tyco Electronics Group SA (Luxembourg)	5.95	01/15/14	621,183

				929,561

	Diversified Minerals (0.1%)
165	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	211,040
220	Teck Resources Ltd. (Canada)	10.25	05/15/16	252,450
185	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	188,878
80	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	82,091

				734,459

	Diversified Telecommunication Services (0.2%)
50	AT&T Corp.	8.00	11/15/31	61,970
50	AT&T, Inc.	6.15	09/15/34	50,040
570	AT&T, Inc.	6.30	01/15/38	584,173
70	AT&T, Inc.	6.55	02/15/39	74,528
60	Verizon Communications, Inc.	5.85	09/15/35	59,188
205	Verizon Communications, Inc.	6.35	04/01/19	227,287
225	Verizon Communications, Inc.	8.95	03/01/39	307,755

				1,364,941

	Electric Utilities (0.1%)
425	FirstEnergy Solutions Corp.	6.05	08/15/21	446,463

	Electric-Generation (0.0%)
190	AES Corp. (The) (144A) (c)	8.75	05/15/13	194,750

	Electric-Integrated (0.5%)
385	CMS Energy Corp.	6.25	02/01/20	385,258
400	Enel Finance International SA (144A) (Luxembourg) (c)	5.125	10/07/19	406,102
480	Exelon Generation Co. LLC	5.20	10/01/19	490,797
350	NiSource Finance Corp.	6.125	03/01/22	365,868
205	NiSource Finance Corp.	6.80	01/15/19	224,641
200	Ohio Power Co. (Series 1)	5.375	10/01/21	205,946
160	PPL Energy Supply LLC	6.30	07/15/13	174,741

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$115	PPL Energy Supply LLC	6.50%	05/01/18	$123,680
350	Progress Energy, Inc.	7.05	03/15/19	398,310

				2,775,343

	Electronic Component (0.1%)
255	Koninklijke Philips Electronics N.V. (Netherlands)	5.75	03/11/18	275,465

	Electronic Connectors (0.0%)
140	Amphenol Corp.	4.75	11/15/14	143,386

	Electronic Equipment, Instruments & Components (0.1%)
155	Agilent Technologies, Inc.	5.50	09/14/15	166,392
95	Corning, Inc.	6.625	05/15/19	106,457

				272,849

	Electronic Forms (0.0%)
195	Adobe Systems, Inc.	4.75	02/01/20	194,923

	Enterprise Software/Service (0.1%)
270	CA, Inc.	5.375	12/01/19	277,438

	Finance-Auto Loans (0.0%)
110	Nissan Motor Acceptance Corp. (144A) (c)	4.50	01/30/15	110,571

	Finance-Consumer Loans (0.1%)
355	HSBC Finance Corp.	6.375	10/15/11	379,629
280	HSBC Finance Corp.	6.75	05/15/11	296,735
130	SLM Corp. (MTN)	8.45	06/15/18	127,588

				803,952

	Finance-Credit Card (0.2%)
235	American Express Co.	8.125	05/20/19	284,691
345	American Express Credit Corp. (Series C)	7.30	08/20/13	392,281
455	Capital One Bank USA NA	8.80	07/15/19	552,690
100	MBNA Capital (Series A)	8.278	12/01/26	98,750

				1,328,412

	Finance-Investment Banker/Broker (0.4%)
180	Bear Stearns Cos. LLC (The)	6.40	10/02/17	198,734
655	Bear Stearns Cos. LLC (The)	7.25	02/01/18	752,304
150	Credit Suisse USA, Inc.	5.125	08/15/15	161,744
385	Macquarie Group Ltd. (144A) (Australia) (c)	6.00	01/14/20	381,184
680	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	735,295
335	TD Ameritrade Holding Corp.	5.60	12/01/19	339,245

				2,568,506

	Finance-Other Services (0.0%)
255	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	253,185

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Food Products (0.1%)
$575	Kraft Foods, Inc.	7.00%	08/11/37	$630,094

	Food-Miscellaneous/Diversified (0.1%)
145	ConAgra Foods, Inc.	7.00	10/01/28	157,959
135	ConAgra Foods, Inc.	8.25	09/15/30	164,513

				322,472

	Food-Retail (0.1%)
50	Delhaize America, Inc.	9.00	04/15/31	64,026
160	Delhaize Group SA (Belgium)	5.875	02/01/14	176,024
60	Kroger Co. (The)	3.90	10/01/15	61,264
80	Kroger Co. (The)	6.40	08/15/17	89,531

				390,845

	Health Care Providers & Services (0.0%)
230	UnitedHealth Group, Inc.	6.00	02/15/18	247,658

	Hotels, Restaurants & Leisure (0.0%)
5	McDonald’s Corp.	6.30	10/15/37	5,508

	Independent Power Producer (0.0%)
135	NRG Energy, Inc.	8.50	06/15/19	136,350

	Industrial Conglomerates (0.1%)
465	General Electric Co.	5.25	12/06/17	486,378

	Life/Health Insurance (0.1%)
150	Principal Financial Group, Inc.	8.875	05/15/19	179,293
265	Prudential Financial, Inc. (MTN)	4.75	09/17/15	276,860
150	Prudential Financial, Inc. (MTN)	6.625	12/01/37	162,271
45	Prudential Financial, Inc. (Series D)	7.375	06/15/19	51,901

				670,325

	Machinery-Farm (0.0%)
125	Case New Holland, Inc. (144A) (c)	7.75	09/01/13	129,063

	Media (0.2%)
325	Comcast Corp.	5.70	05/15/18	343,770
105	Time Warner Cable, Inc.	6.75	06/15/39	111,672
90	Time Warner Cable, Inc.	8.25	04/01/19	108,596
195	Time Warner Cable, Inc.	8.75	02/14/19	241,609
125	Time Warner, Inc.	5.875	11/15/16	136,976
185	Time Warner, Inc.	7.70	05/01/32	219,911
250	Viacom, Inc.	6.875	04/30/36	271,599

				1,434,133

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Medical Instruments (0.0%)
$150	Boston Scientific Corp.	6.00%	01/15/20	$151,823

	Medical Labs & Testing Services (0.0%)
175	Quest Diagnostics, Inc.	4.75	01/30/20	175,168

	Medical-Generic Drugs (0.0%)
185	Watson Pharmaceuticals, Inc.	6.125	08/15/19	196,945

	Medical-HMO (0.0%)
60	WellPoint, Inc.	7.00	02/15/19	69,558

	Medical-Hospitals (0.0%)
140	HCA, Inc. (144A) (c)	8.50	04/15/19	148,750

	Metals & Mining (0.0%)
80	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	87,118
65	Newmont Mining Corp.	5.125	10/01/19	65,951

				153,069

	Money Center Banks (0.0%)
150	Lloyds TSB Bank PLC (144A) (United Kingdom) (c)	5.80	01/13/20	148,611

	Mortgage Banks (0.1%)
265	Abbey National Treasury Services PLC (144A) (United Kingdom) (c)	3.875	11/10/14	268,935

	Multi-line Insurance (0.2%)
250	Aegon N.V. (Netherlands)	4.625	12/01/15	250,346
160	Allstate Corp. (The)	7.45	05/16/19	187,110
245	Catlin Insurance Co. Ltd. (144A) (Bermuda) (c)	7.249 (d)	12/31/49(e)	199,675
100	MetLife, Inc.	6.75	06/01/16	114,638
225	MetLife, Inc. (Series A)	6.817	08/15/18	256,705
55	MetLife, Inc.	7.717	02/15/19	66,087

				1,074,561

	Multimedia (0.1%)
310	News America, Inc.	7.85	03/01/39	376,843
145	Vivendi SA (144A) (France) (c)	6.625	04/04/18	158,356

				535,199

	Non-Hazardous Waste Disposal (0.0%)
195	Republic Services, Inc. (144A) (c)	5.50	09/15/19	202,602

	Office Automation & Equipment (0.0%)
55	Xerox Corp.	5.625	12/15/19	56,980
145	Xerox Corp.	6.35	05/15/18	157,475

				214,455

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Oil Companies-Exploration & Production (0.1%)
$100	Gaz Capital SA (144A) (Luxembourg) (c)	6.51%	03/07/22	$93,250
85	Pioneer Natural Resources Co.	6.65	03/15/17	83,962
305	Questar Market Resources, Inc.	6.80	04/01/18	335,306

				512,518

	Oil Company-Integrated (0.0%)
255	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	253,436

	Oil, Gas & Consumable Fuels (0.0%)
225	Hess Corp.	6.00	01/15/40	224,185

	Oil-Field Services (0.1%)
425	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	540,349

	Paper & Related Products (0.1%)
60	Georgia-Pacific LLC (144A) (c)	8.25	05/01/16	64,500
90	International Paper Co.	7.30	11/15/39	97,352
180	International Paper Co.	7.50	08/15/21	204,735

				366,587

	Pharmaceuticals (0.1%)
410	Pfizer, Inc.	6.20	03/15/19	460,487

	Pharmacy Services (0.1%)
380	Medco Health Solutions, Inc.	7.125	03/15/18	438,650

	Pipelines (0.4%)
145	CenterPoint Energy Resources Corp.	6.25	02/01/37	145,319
85	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	97,558
89	Colorado Interstate Gas Co.	6.80	11/15/15	101,660
145	El Paso Corp. (MTN)	8.25	02/15/16	156,963
275	Energy Transfer Partners LP	8.50	04/15/14	323,137
115	Enterprise Products Operating LLC	5.25	01/31/20	117,375
280	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	308,308
125	Kinder Morgan Energy Partners LP	5.95	02/15/18	135,657
425	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	414,906
190	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	200,308
190	Plains All American Pipeline LP/PAA Finance Corp.	8.75	05/01/19	236,841
150	Spectra Energy Capital LLC	7.50	09/15/38	170,405
170	Texas Eastern Transmission LP	7.00	07/15/32	194,602

				2,603,039

	Property Trust (0.0%)
225	WEA Finance LLC/WT Finance Aust Pty Ltd. (144A) (c)	6.75	09/02/19	245,120

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Real Estate Operation/Development (0.0%)
$80	Brookfield Asset Management, Inc. (Canada)	5.80%	04/25/17	$76,562
125	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	133,510

				210,072

	Reinsurance (0.1%)
215	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	227,382
200	Reinsurance Group of America, Inc.	6.45	11/15/19	206,042

				433,424

	REITS-Apartments (0.0%)
190	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	201,810

	REITS-Office Property (0.0%)
225	Boston Properties LP	5.875	10/15/19	234,713

	REITS-Regional Malls (0.1%)
125	Simon Property Group LP	5.65	02/01/20	125,328
250	Simon Property Group LP	6.75	05/15/14	278,202

				403,530

	Retail-Drug Store (0.1%)
435	CVS Pass-Through Trust	6.036	12/10/28	438,600

	Retail-Regional Department Store (0.0%)
295	JC Penney Corp., Inc.	6.375	10/15/36	265,500

	Retail-Restaurants (0.1%)
185	Yum! Brands, Inc.	5.30	09/15/19	191,541
95	Yum! Brands, Inc.	6.25	03/15/18	104,600
15	Yum! Brands, Inc.	6.875	11/15/37	16,577

				312,718

	Satellite Telecommunication (0.0%)
155	Intelsat Subsidiary Holding Co. Ltd. (Bermuda)	8.50	01/15/13	157,325

	Schools (0.0%)
205	Duke University	5.15	04/01/19	216,874

	Semiconductor Equipment (0.0%)
145	KLA-Tencor Corp.	6.90	05/01/18	157,644

	Special Purpose Entity (0.3%)
450	AIG SunAmerica Global Financing (144A) (c)	6.30	05/10/11	450,567
235	Farmers Exchange Capital (144A) (c)	7.05	07/15/28	209,909
200	Harley-Davidson Funding Corp. (144A) (c)	6.80	06/15/18	208,597
165	Pearson Dollar Finance Two PLC (144A) (United Kingdom) (c)	6.25	05/06/18	178,405
465	Xlliac Global Funding (144A) (c)	4.80	08/10/10	467,765

				1,515,243

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Specialty Retail (0.1%)
$275	Home Depot, Inc.	5.875%	12/16/36	$267,382

	Steel-Producers (0.1%)
485	ArcelorMittal (Luxembourg)	9.85	06/01/19	617,075

	Telecommunication Services (0.1%)
55	Qwest Corp.	6.50	06/01/17	55,275
125	Qwest Corp.	6.875	09/15/33	115,625
145	SBA Telecommunications, Inc. (144A) (c)	8.25	08/15/19	152,975

				323,875

	Telephone-Integrated (0.3%)
65	CenturyTel, Inc. (Series Q)	6.15	09/15/19	67,704
125	Deutsche Telekom International Finance BV (Netherlands)	6.00	07/08/19	135,437
185	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	238,791
80	Telecom Italia Capital SA (Luxembourg)	4.875	10/01/10	81,959
185	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	205,493
225	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	253,107
415	Telefonica Europe BV (Netherlands)	8.25	09/15/30	522,678

				1,505,169

	Tobacco (0.1%)
185	Altria Group, Inc.	9.25	08/06/19	228,163
155	BAT International Finance PLC (144A) (United Kingdom) (c)	9.50	11/15/18	200,426
235	Philip Morris International, Inc.	5.65	05/16/18	250,906

				679,495

	Transport-Rail (0.1%)
75	CSX Corp.	6.15	05/01/37	77,673
180	Norfolk Southern Corp.	5.75	01/15/16	197,568
145	Union Pacific Corp.	6.125	02/15/20	160,487
225	Union Pacific Corp.	7.875	01/15/19	276,502

				712,230

	Total Corporate Bonds (Cost $47,569,210)			50,503,410

	Foreign Government Obligations (0.2%)
655	Brazilian Government International Bond (Brazil)	6.00	01/17/17	701,832
330	Italian Republic (Italy)	6.875	09/27/23	384,085
85	Peruvian Government International Bond (Peru)	7.125	03/30/19	96,475

	Total Foreign Government Obligations (Cost $1,121,204)			1,182,392

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	U.S. Government Agencies and Obligations (11.5%)
	Commercial Banks-Central U.S. – FDIC Guaranteed (0.1%)
$700	KeyBank NA	3.20%	06/15/12	$732,049

	Diversified Financial Service – FDIC Guaranteed (1.7%)
3,600	Citigroup Funding, Inc. (See Note 6)	2.25	12/10/12	3,664,177
900	General Electric Capital Corp.	2.20	06/08/12	919,694
4,750	General Electric Capital Corp. (Series G)	2.625	12/28/12	4,886,244
600	GMAC, Inc.	2.20	12/19/12	609,889

				10,080,004

	Finance-Consumer Loans – FDIC Guaranteed (0.5%)
3,000	John Deere Capital Corp.	2.875	06/19/12	3,116,961

	U.S. Government Agencies (1.1%)
	Federal Home Loan Mortgage Corp.
1,250		3.00	07/28/14	1,278,679
600		3.75	03/27/19	596,346
2,000		5.50	08/23/17	2,269,970
280		6.75	03/15/31	349,539
2,280	Federal National Mortgage Assoc.	4.375	10/15/15	2,451,340

				6,945,874

	U.S. Government Obligations (8.1%)
	U.S. Treasury Bonds
3,550		3.50	02/15/39	2,975,347
1,658		4.25	05/15/39	1,589,090
285		4.375	02/15/38	280,191
600		4.375	11/15/39	587,063
500		5.375	02/15/31	566,094
	U.S. Treasury Notes
2,500		1.375	09/15/12	2,511,915
2,560		1.75	01/31/14	2,548,201
4,200		1.75	03/31/14	4,164,892
17,340		2.375	10/31/14	17,452,415
770		2.625	12/31/14	781,491
3,100		2.75	02/15/19	2,914,970
150		3.375	11/15/19	147,164
1,000		3.75	11/15/18	1,020,938
735		4.00	08/15/18	766,353
506		4.75	08/15/17	559,288

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	U.S. Treasury Strips
$5,790		0.00%		11/15/19	$3,947,362
2,790		0.00		05/15/21	1,743,761
3,685		0.00		11/15/21	2,230,575
3,685		0.00		11/15/21	2,238,829

					49,025,939

	Total U.S. Government Agencies and Obligations (Cost $69,791,727)				69,900,827

	Asset-Backed Securities (0.2%)
	Auto Floor Plan Other (0.1%)
325	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (c)	1.781	(d)	10/20/14	325,238
325	Nissan Master Owner Trust Receivables 2010-AA A (144A) (c) (f)	0.231	(d)	01/15/15	325,000

					650,238

	Automobile Sequential (0.1%)
159	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	160,197
248	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	251,729

					411,926

	Total Asset-Backed Securities (Cost $1,057,304)				1,062,164

	U.S. Government Agencies – Mortgage-Backed Securities (0.3%)
	Federal Home Loan Mortgage Corp. (ARM) (0.1%)
417		6.50		07/01/29–07/01/32	455,125

	Federal Home Loan Mortgage Corp. (PC) Gold (0.0%)
16		6.50		09/01/32	17,377

	Federal National Mortgage Assoc. (0.2%)
118		6.50		12/01/29	128,909
1,117		7.00		12/01/17–02/01/31	1,241,290

					1,370,199

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $1,751,749)				1,842,701

	Municipal Bonds (0.1%)
	General Obligation (0.0%)
135	State of California Various Purpose General Obligation Bonds	5.95		04/01/16	139,722

	Transportation (0.1%)
145	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184		01/01/34	151,570

	Total Municipal Bonds (Cost $280,621)				291,292

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

NUMBER OF
SHARES				VALUE
	Investment Trusts/Mutual Funds (0.5%)
75,680	iShares FTSE/Xinhua China 25 Index Fund (Cost $2,194,955)			$2,903,085

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Short-Term Investments (20.3%)
	U.S. Government Obligation (0.2%)
$1,385	U.S. Treasury Bill (g) (h) (Cost $1,384,440)	0.152%	05/06/10	1,384,452

NUMBER OF
SHARES (000)

	Investment Company (20.1%)
122,189	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $122,188,656)		122,188,656

	Total Short-Term Investments (Cost $123,573,096)		123,573,108

	Total Investments (Cost $514,661,202) (i) (j)	100.6%	610,298,045
	Liabilities in Excess of Other Assets	(0.6)	(3,345,311)

	Net Assets	100.0%	$606,952,734

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2010.
FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
PC	Participation Certificate.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(c)	Resale is restricted to qualified institutional investors.
(d)	Variable rate security. Rate shown is the rate in effect at January 31, 2010.
(e)	Security issued with perpetual maturity.
(f)	Security purchased on a when-issued basis.
(g)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(h)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(i)	Securities have been designated as collateral in connection with open futures and swap contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $101,402,932 and the aggregate gross unrealized depreciation is $5,766,089 resulting in net unrealized appreciation of $95,636,843.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

Futures Contracts Open at January 31, 2010:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION
206	Long	U.S. Treasury Notes 5 Year, March 2010	$23,990,954	$234,016
31	Short	U.S. Treasury Bonds 30 Year, March 2010	(3,683,188)	39,848
129	Short	U.S. Treasury Notes 10 Year, March 2010	(15,242,156)	6,275

	Total Unrealized Appreciation			$280,139

Credit Default Swap Contracts Open at January 31, 2010:

SWAP								CREDIT
COUNTERPARTY &		NOTIONAL			UNREALIZED			RATING OF
REFERENCE	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION	UPFRONT		REFERENCE
OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	OBLIGATION†
								(unaudited)

Bank of America, N.A. Tyco Electronics Ltd.	Buy	$465	5.00%	June 20, 2014	$(68,540)	$(19,534)	$(88,074)	BBB-

Bank of America, N.A. Sealed Air Corp.	Buy	90	1.12	March 20, 2018	2,496	—	2,496	BB+

Net Credit Default Swaps					$(66,044)	$(19,534)	$(85,578)

†	Credit Rating as issued by Standard & Poors.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

Interest Rate Swap Contracts Open at January 31, 2010:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’s)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Barclays Bank∧	$4,320	Floating Rate 0.273%#	Fixed Rate 0.00%	November 15, 2019	$(272,146)
Barclays Bank∧	3,685	Floating Rate 0.273%#	Fixed Rate 0.00	November 15, 2021	(202,328)
Barclays Bank∧∧	4,320	Fixed Rate 0.00	Floating Rate 0.273%#	November 15, 2019	(181,590)
Credit Suisse Group	1,953	Floating Rate 0.25#	Fixed Rate 4.386	December 23, 2039	7,519
Credit Suisse Group***	8,140	Fixed Rate 5.086	Floating Rate 0.00#	December 23, 2019	8,058
Deutsche Bank AG	6,000	Floating Rate 0.25#	Fixed Rate 2.898	January 11, 2015	(73,920)
Deutsche Bank AG***	24,892	Fixed Rate 4.40	Floating Rate 0.00#	October 01, 2016	(118,486)
Deutsche Bank AG***	13,392	Floating Rate 0.00#	Fixed Rate 4.41	October 03, 2018	142,491
JPMorgan Chase Bank N.A. New York∧	2,790	Floating Rate 0.273%#	Fixed Rate 0.00	May 15, 2021	(172,035)
UBS AG	8,350	Floating Rate 0.25#	Fixed Rate 2.841	January 08, 2015	(82,164)

Net Unrealized Depreciation					$(944,601)

∧	Fund will make payments of $1,675,253, $1,650,364 and $1,221,824, respectively, on termination date.

∧∧	Fund will receive payment of $1,186,272 on termination date.

***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

#	Floating rate based on USD-3 Month LIBOR.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Statements

Statement of Assets and Liabilities
January 31, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $381,807,629)	$477,504,864
Investment in affiliates, at value (cost $132,853,573)	132,793,181
Unrealized appreciation on open swap contracts	160,564
Cash (including foreign currency valued at $52 with a cost of $53)	52
Receivable for:
Interest	1,254,239
Shares of beneficial interest sold	290,559
Dividends	206,512
Interest and dividends from affiliates	44,339
Foreign withholding taxes reclaimed	22,837
Periodic interest on open swap contracts	2,804
Prepaid expenses and other assets	79,135

Total Assets	612,359,086

Liabilities:
Unrealized depreciation on open swap contracts	1,171,209
Payable for:
Investments purchased	2,591,393
Shares of beneficial interest redeemed	734,788
Distribution fee	204,902
Investment advisory fee	197,397
Administration fee	42,685
Transfer agent fee	42,667
Periodic interest on open swap contracts	37,996
Swap contracts termination	21,360
Premium received on open swap contracts	19,534
Variation margin	19,250
Accrued expenses and other payables	323,171

Total Liabilities	5,406,352

Net Assets	$606,952,734

Composition of Net Assets:
Paid-in-capital	$535,793,439
Net unrealized appreciation	94,906,336
Accumulated undistributed net investment income	2,135,885
Accumulated net realized loss	(25,882,926)

Net Assets	$606,952,734

Class A Shares:
Net Assets	$465,403,902
Shares Outstanding (unlimited shares authorized, $.01 par value)	27,571,650
Net Asset Value Per Share	$16.88

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$17.82

Class B Shares:
Net Assets	$74,693,692
Shares Outstanding (unlimited shares authorized, $.01 par value)	4,403,854
Net Asset Value Per Share	$16.96

Class C Shares:
Net Assets	$40,501,219
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,410,709
Net Asset Value Per Share	$16.80

Class I Shares:
Net Assets	$26,353,921
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,558,793
Net Asset Value Per Share	$16.91

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Statements continued

Statement of Operations
For the six months ended January 31, 2010 (unaudited)

Net Investment Income:
Income
Dividends (net of $60,172 foreign withholding tax)	$3,423,272
Interest	2,528,299
Interest and dividends from affiliates	185,825

Total Income	6,137,396

Expenses
Investment advisory fee	1,323,486
Distribution fee (Class A shares)	593,843
Distribution fee (Class B shares)	428,210
Distribution fee (Class C shares)	209,600
Transfer agent fees and expenses	368,880
Administration fee	252,093
Shareholder reports and notices	82,950
Professional fees	39,066
Trustees’ fees and expenses	22,681
Registration fees	21,670
Custodian fees	12,352
Other	45,193

Total Expenses	3,400,024
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(83,394)

Net Expenses	3,316,630

Net Investment Income	2,820,766

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	27,940,289
Investments in affiliates	49,677
Futures contracts	(336,320)
Options written	17,624
Swap contracts	554,888
Forward foreign currency contracts	172
Foreign currency translation	(238)

Net Realized Gain	28,226,092

Change in Unrealized Appreciation/Depreciation on:
Investments	(2,391,133)
Investments in affiliates	259,419
Futures contracts	420,966
Options written	(19,137)
Swap contracts	(363,792)
Foreign currency translation	(1)

Net Change in Unrealized Appreciation/Depreciation	(2,093,678)

Net Gain	26,132,414

Net Increase	$28,953,180

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JANUARY 31, 2010	JULY 31, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,820,766	$8,844,433
Net realized gain (loss)	28,226,092	(44,030,039)
Net change in unrealized appreciation/depreciation	(2,093,678)	(32,334,650)

Net Increase (Decrease)	28,953,180	(67,520,256)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(3,537,224)	(8,324,189)
Class B shares	(293,503)	(1,353,335)
Class C shares	(159,924)	(449,403)
Class I shares	(240,716)	(559,959)
Net realized gain
Class A shares	—	(1,409,212)
Class B shares	—	(400,944)
Class C shares	—	(120,457)
Class I shares	—	(90,001)

Total Dividends and Distributions	(4,231,367)	(12,707,500)

Net decrease from transactions in shares of beneficial interest	(32,892,281)	(56,896,515)

Net Decrease	(8,170,468)	(137,124,271)
Net Assets:
Beginning of period	615,123,202	752,247,473

End of Period
(Including accumulated undistributed net investment income of $2,135,885 and $3,546,486, respectively)	$606,952,734	$615,123,202

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Strategist Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (7) credit default/interest rate/asset swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

F. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward foreign currency contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Swaps — The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits of underlying issue in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis as earned with the net amount accrued recorded within realized gains/losses on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

The Fund may also enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. These are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. They generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into them on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

the Statement of Operations. Risk may arise as a result of the potential inability of the counterparties to meet the terms of the contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

H. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

As of January 31, 2010, there were no securities out on loan.

I. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

J. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended July 31, 2009, remains subject to examination by taxing authorities.

K. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

L. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

M. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets
Common Stocks
Aerospace & Defense	$15,319,258	$15,319,258	—	—
Airlines	6,819,931	6,819,931	—	—
Automobiles	4,364,047	4,364,047	—	—
Biotechnology	26,963,999	26,963,999	—	—
Capital Markets	12,910,014	12,910,014	—	—
Chemicals	6,984,736	6,984,736	—	—
Commercial Services & Supplies	7,868,275	7,868,275	—	—
Communications Equipment	4,983,172	4,983,172	—	—
Computers & Peripherals	18,563,201	18,563,201	—	—
Construction & Engineering	5,099,283	5,099,283	—	—
Diversified Financial Services	13,017,247	13,017,247	—	—
Diversified Telecommunication Services	11,573,793	11,573,793	—	—
Electric Utilities	6,156,612	6,156,612	—	—
Electrical Equipment	5,401,446	5,401,446	—	—
Electronic Equipment, Instruments & Components	7,141,600	7,141,600	—	—
Energy Equipment & Services	11,778,304	11,778,304	—	—
Food & Staples Retailing	3,394,687	3,394,687	—	—
Food Products	8,002,931	8,002,931	—	—
Health Care Equipment & Supplies	6,556,500	6,556,500	—	—
Hotels, Restaurants & Leisure	7,037,672	7,037,672	—	—
Household Durables	5,228,552	5,228,552	—	—

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Household Products	$2,254,845	$2,254,845	—	—
Industrial Conglomerates	4,076,280	4,076,280	—	—
Information Technology Services	3,554,360	3,554,360	—	—
Insurance	9,356,045	9,356,045	—	—
Internet Software & Services	6,111,097	6,111,097	—	—
Life Sciences Tools & Services	3,733,074	3,733,074	—	—
Machinery	12,181,114	12,181,114	—	—
Metals & Mining	7,539,868	7,539,868	—	—
Multiline Retail	3,108,585	3,108,585	—	—
Oil, Gas & Consumable Fuels	10,834,223	10,834,223	—	—
Pharmaceuticals	17,164,898	17,164,898	—	—
Real Estate Investment Trusts (REITs)	4,354,868	4,354,868	—	—
Real Estate Management & Development	8,883,188	8,883,188	—	—
Semiconductors & Semiconductor Equipment	16,938,633	16,938,633	—	—
Software	30,250,442	30,250,442	—	—
Specialty Retail	9,071,430	9,071,430	—	—
Tobacco	8,397,622	8,397,622	—	—
Water Utilities	6,063,234	6,063,234	—	—

Total Common Stocks	359,039,066	359,039,066	—	—

Corporate Bonds	50,503,410	—	$50,503,410	—
Foreign Government Obligations	1,182,392	—	1,182,392
U.S. Government Agencies & Obligations	69,900,827	—	69,900,827	—
Asset-Backed Securities	1,062,164	—	1,062,164
U.S. Government Agencies - Mortgage-Backed
Securities	1,842,701	—	1,842,701
Municipal Bonds	291,292	—	291,292	—
Investment Trusts/Mutual Funds	2,903,085	2,903,085	—	—
Short-Term Investments
U.S. Government Obligation	1,384,452	—	1,384,452	—
Investment Company	122,188,656	122,188,656	—	—

Total Short-Term Investments	123,573,108	122,188,656	1,384,452	—

Futures	280,139	280,139	—	—
Credit Default Swaps	2,496	—	2,496	—
Interest Rate Swaps	158,068	—	158,068	—

Total Assets	$610,738,748	$484,410,946	$126,327,802	—

Liabilities
Credit Default Swaps	$(68,540)	—	$(68,540)	—
Interest Rate Swaps	(1,102,669)	—	(1,102,669)	—

Total Liabilities	$(1,171,209)	—	$(1,171,209)	—

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Forward Foreign Currency Contracts  The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the six months ended January 31, 2010, the value of forward foreign currency contracts closed was $40,740.

Futures  To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts (“futures contracts”). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

Transactions in futures contracts for the six months ended January 31, 2010, were as follows:

NUMBER OF
CONTRACTS

Futures, outstanding at beginning of the period	371
Futures opened	1,544
Futures closed	(1,549)

Futures, outstanding at end of the period	366

Options  For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options. Risks may arise from an imperfect correlation between the change in the market value of the securities held by the Fund and the price of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option.

Transactions in options for the six months ended January 31, 2010, were as follows:

	NUMBER OF
	CONTRACTS	COST

Options purchased, outstanding at beginning of period	205	$158,656
Options purchased	—	—
Options closed	(205)	(158,656)

Options purchased, outstanding at end of period	—	—

	NUMBER OF
	CONTRACTS	PREMIUM

Options written, outstanding at beginning of period	170	$20,200
Options written	—	—
Options closed	(170)	(20,200)

Options written, outstanding at end of period	—	—

Swaps  The Fund may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) (“swaps”) and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if the Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

Transactions in swap contracts for the six months ended January 31, 2010, were as follows:

	NOTIONAL		NOTIONAL
	AMOUNT		AMOUNT
	(000’S)		(000’S)

Swaps, outstanding at beginning of period		—	$31,723
Swaps opened	EUR	16,500	90,367
Swaps closed	EUR	(16,500)	(43,693)

Swaps, outstanding at end of period		—	$78,397

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of January 31, 2010.

	ASSET DERIVATIVES			LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE		BALANCE SHEET LOCATION	FAIR VALUE

Interest Rate Risk	Variation margin	$280,139	†	Variation margin	—
	Unrealized appreciation on open swap contracts	158,068		Unrealized depreciation on open swap contracts	$(1,102,669)
Credit Risk	Unrealized appreciation on open swap contracts	2,496		Unrealized depreciation on open swap contracts	(68,540)

		$440,703			$(1,171,209)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended January 31, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
					FORWARD
					FOREIGN
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	OPTIONS WRITTEN	OPTIONS PURCHASED††	CURRENCY

Interest Rate Risk	$(336,320)	$386,211	$17,624	$(151,512)	—
Credit Risk	—	168,677	—	—	—
Foreign Currency Risk	—	—	—	—	$172

Total	$(336,320)	$554,888	$17,624	$(151,512)	$172

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
					FORWARD
					FOREIGN
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	OPTIONS WRITTEN	OPTIONS PURCHASED††	CURRENCY

Interest Rate Risk	$420,966	$(188,805)	$(19,137)	$150,969	—
Credit Risk	—	(174,987)	—	—	—

Total	$420,966	$(363,792)	$(19,137)	$150,969	—

††	Amounts are included in Investments in the Statement of Operations.

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,240,530 at January 31, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $209, $32,400 and $1,914, respectively and received $75,731 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended January 31, 2010, advisory fees paid were reduced by $83,394 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in “interest and dividends from affiliates” in the Statement of Operations and totaled $96,954 for the six months ended January 31, 2010. During the six months ended January 31, 2010, the cost of purchases and sales of investments in

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $147,881,443 and $125,726,859, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2010 aggregated $222,787,904 and $273,275,174 respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities in the amount of $50,260,983 and $49,505,085, respectively.

For the six months ended January 31, 2010, the Fund incurred brokerage commissions of $68,232 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2010, the Fund incurred brokerage commissions of $17,102 with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the six months ended January 31, 2010:

		NET REALIZED
PURCHASES	SALES	GAIN	INCOME	VALUE

$7,979,426	$786,740	$49,677	$88,871	$10,604,525

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended January 31, 2010, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $11,081. At January 31, 2010, the Fund had an accrued pension liability of $77,454, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JANUARY 31, 2010		JULY 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,480,977	$25,002,338	5,247,103	$78,637,176
Conversion from Class B	50,443	862,217	390,429	6,033,096
Reinvestment of dividends and distributions	203,731	3,457,909	638,591	9,532,408
Redeemed	(2,379,652)	(40,229,465)	(5,969,797)	(89,588,301)

Net increase (decrease) – Class A	(644,501)	(10,907,001)	306,326	4,614,379

CLASS B SHARES
Sold	188,665	3,189,551	888,496	13,419,659
Conversion to Class A	(50,195)	(862,217)	(388,750)	(6,033,096)
Reinvestment of dividends and distributions	16,480	281,708	113,415	1,704,755
Redeemed	(1,277,602)	(21,635,277)	(4,756,180)	(72,259,864)

Net decrease – Class B	(1,122,652)	(19,026,235)	(4,143,019)	(63,168,546)

CLASS C SHARES
Sold	156,507	2,602,674	589,303	8,702,062
Reinvestment of dividends and distributions	9,247	156,595	37,830	560,478
Redeemed	(243,692)	(4,081,053)	(621,245)	(9,289,850)

Net increase (decrease) – Class C	(77,938)	(1,321,784)	5,888	(27,310)

CLASS I SHARES
Sold	35,063	594,361	592,861	8,865,168
Reinvestment of dividends and distributions	14,024	238,324	43,380	646,114
Redeemed	(145,303)	(2,469,946)	(518,580)	(7,826,320)

Net increase (decrease) – Class I	(96,216)	(1,637,261)	117,661	1,684,962

Net decrease in Fund	(1,941,307)	$(32,892,281)	(3,713,144)	$(56,896,515)

9. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent. For the six months ended January 31, 2010, the Fund did not have an expense offset.

10. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), mark-to-market of open futures contracts and passive foreign investment companies (“PFICs”), capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

11. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund’s management is evaluating the implications of ASU 2010-06 on the Fund’s financial statements.

Morgan Stanley Strategist Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.23		$18.07	$20.57	$19.74	$18.31	$16.28

Income (loss) from investment operations:
Net investment income(1)	0.09		0.25	0.45	0.50	0.34	0.27
Net realized and unrealized gain (loss)	0.69		(1.74)	(1.23)	2.07	1.40	2.03

Total income (loss) from investment operations	0.78		(1.49)	(0.78)	2.57	1.74	2.30

Less dividends and distributions from:
Net investment income	(0.13)		(0.30)	(0.49)	(0.51)	(0.31)	(0.27)
Net realized gain	—		(0.05)	(1.23)	(1.23)	—	—

Total dividends and distributions	(0.13)		(0.35)	(1.72)	(1.74)	(0.31)	(0.27)

Net asset value, end of period	$16.88		$16.23	$18.07	$20.57	$19.74	$18.31

Total Return(2)	4.78%(6)		(8.06)%	(4.27)%	13.30%	9.60%	14.23%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	0.91%(4	)(7)	0.95%(4)	0.90%(4)	0.92%(4)	0.93%	0.93%
Net investment income	1.04%(4	)(7)	1.64%(4)	2.30%(4)	2.44%(4)	1.78%	1.48%
Rebate from Morgan Stanley affiliate	0.03%(7)		0.02%	0.02%	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$465,404		$457,914	$504,350	$553,395	$483,553	$510,016
Portfolio turnover rate	44%(6)		83%	42%	42%	43%	48%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.30		$18.14	$20.63	$19.79	$18.36	$16.29

Income (loss) from investment operations:
Net investment income(1)	0.03		0.14	0.30	0.35	0.19	0.11
Net realized and unrealized gain (loss)	0.69		(1.75)	(1.23)	2.07	1.41	2.08

Total income (loss) from investment operations	0.72		(1.61)	(0.93)	2.42	1.60	2.19

Less dividends and distributions from:
Net investment income	(0.06)		(0.18)	(0.33)	(0.35)	(0.17)	(0.12)
Net realized gain	—		(0.05)	(1.23)	(1.23)	—	—

Total dividends and distributions	(0.06)		(0.23)	(1.56)	(1.58)	(0.17)	(0.12)

Net asset value, end of period	$16.96		$16.30	$18.14	$20.63	$19.79	$18.36

Total Return(2)	4.41%(6)		(8.77)%	(5.02)%	12.50%	8.72%	13.49%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	1.66%(4	)(7)	1.70%(4)	1.66%(4)	1.67%(4)	1.68%	1.68%
Net investment income	0.29%(4	)(7)	0.89%(4)	1.54%(4)	1.69%(4)	1.03%	0.73%
Rebate from Morgan Stanley affiliate	0.03%(7)		0.02%	0.02%	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$74,694		$90,105	$175,410	$276,329	$302,702	$398,021
Portfolio turnover rate	44%(6)		83%	42%	42%	43%	48%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010		2009	2008		2007	2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.15		$17.99	$20.48		$19.66	$18.24	$16.21

Income (loss) from investment operations:
Net investment income(1)	0.02		0.14	0.30		0.35	0.20	0.13
Net realized and unrealized gain (loss)	0.69		(1.74)	(1.22)		2.06	1.40	2.04

Total income (loss) from investment operations	0.71		(1.60)	(0.92)		2.41	1.60	2.17

Less dividends and distributions from:
Net investment income	(0.06)		(0.19)	(0.34)		(0.36)	(0.18)	(0.14)
Net realized gain	—		(0.05)	(1.23)		(1.23)	—	—

Total dividends and distributions	(0.06)		(0.24)	(1.57)		(1.59)	(0.18)	(0.14)

Net asset value, end of period	$16.80		$16.15	$17.99		$20.48	$19.66	$18.24

Total Return(2)	4.42%(7)		(8.78)%	(4.94)%		12.47%	8.79%	13.44%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	1.66%(4	)(8)	1.70%(4)	1.64%(4	)(5)	1.64%(4)	1.64%	1.65%
Net investment income	0.29%(4	)(8)	0.89%(4)	1.56%(4	)(5)	1.72%(4)	1.07%	0.76%
Rebate from Morgan Stanley affiliate	0.03%(8)		0.02%	0.02%		0.00%(6)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$40,501		$40,203	$44,664		$48,192	$39,887	$41,621
Portfolio turnover rate	44%(7)		83%	42%		42%	43%	48%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.65% and 1.55%.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.25		$18.10	$20.59	$19.76	$18.34	$16.29

Income (loss) from investment operations:
Net investment income(1)	0.11		0.29	0.51	0.55	0.39	0.30
Net realized and unrealized gain (loss)	0.70		(1.75)	(1.23)	2.07	1.39	2.06

Total income (loss) from investment operations	0.81		(1.46)	(0.72)	2.62	1.78	2.36

Less dividends and distributions from:
Net investment income	(0.15)		(0.34)	(0.54)	(0.56)	(0.36)	(0.31)
Net realized gain	—		(0.05)	(1.23)	(1.23)	—	—

Total dividends and distributions	(0.15)		(0.39)	(1.77)	(1.79)	(0.36)	(0.31)

Net asset value, end of period	$16.91		$16.25	$18.10	$20.59	$19.76	$18.34

Total Return(2)	4.97%(6)		(7.86)%	(4.02)%	13.62%	9.80%	14.60%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	0.66%(4	)(7)	0.70%(4)	0.66%(4)	0.67%(4)	0.68%	0.68%
Net investment income	1.29%(4	)(7)	1.89%(4)	2.54%(4)	2.69%(4)	2.03%	1.73%
Rebate from Morgan Stanley affiliate	0.03%(7)		0.02%	0.02%	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$26,354		$26,901	$27,823	$66,753	$58,521	$58,707
Portfolio turnover rate	44%(6)		83%	42%	42%	43%	48%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal

Morgan Stanley Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday–Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Morgan Stanley Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Strategist Fund

Semiannual
Report

January 31, 2010

SRTSAN
IU10-01291P-Y01/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Strategist Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010

3